Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Effective income tax rate	(48.30%)	35.20%	34.90%
Reduction of deferred tax liabilities related to Tax Cuts and Jobs Act of 2017	$ 16,800
Undistributed earnings of foreign subsidiaries	1,800
Provision for income taxes from goodwill		$ 527
Increase in income taxes paid		3,200
Net tax loss and credit carry forwards (tax effected)	4,176	3,318
Net tax loss and credit carry forwards (tax effected), portion that will expire	2,600
Operating loss carry forwards amount	1,600
Increase in valuation allowance	800
Unrecognized tax benefits, that if recognized, would favorably affect the effective income tax rate	$ 1,900	$ 1,500	$ 1,200